Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 36,245	$ 17,379
Amounts receivable and prepaid expenses	16,953	13,725
Prepaid gold interests	14,252	7,699
Inventory	3,835	1,392
Investments	3,010	6,248
Income tax receivable	1,066	1,605
Loans receivable	284	8,990
Current assets	75,645	57,038
Mineral interests	1,646,634	1,773,053
Prepaid gold interests	35,287	32,549
Deferred income tax	8,446	9,343
Loans receivable	1,500	18,986
Other assets	2,467	3,495
Non-current assets	1,694,334	1,837,426
TOTAL ASSETS	1,769,979	1,894,464
Liabilities
Amounts payable and other liabilities	23,090	15,666
Income tax payable	3,718	1,259
Lease obligation	318	390
Current liabilities	27,126	17,315
Deferred income tax	2,934	3,638
Lease obligation	1,373	1,756
Debt	0	57,000
Other non-current liabilities	2,826	4,014
Non-current liabilities	7,133	66,408
Shareholders' equity
Share capital	1,744,341	1,749,180
(Deficit) retained earnings	(23,773)	46,831
Other	15,152	14,730
Shareholders' equity	1,735,720	1,810,741
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,769,979	$ 1,894,464